Portfolio of Investments (unaudited)

As of July 31, 2020

	Shares	Value
LONG-TERM INVESTMENTS (97.3%)

COMMON STOCKS(95.9%)
BRAZIL (3.5%)
Consumer Discretionary (0.6%)
Arezzo Industria e Comercio SA	73,400	$742,365
Industrials (1.9%)
CCR SA	560,000	1,605,966
Cosan Logistica SA(a)	240,000	931,190
		2,537,156
Materials (1.0%)
Vale SA, ADR(a)	116,000	1,350,240
Total Brazil		4,629,761
CANADA (2.6%)
Energy (1.2%)
Enbridge, Inc.	48,400	1,548,800
Materials (1.4%)
Barrick Gold Corp.	64,250	1,857,467
Total Canada		3,406,267
CHINA (1.1%)
Financials (1.1%)
Ping An Insurance Group Co. of China Ltd., H Shares	140,500	1,482,447
FINLAND (1.0%)
Information Technology (1.0%)
Nokia OYJ	264,100	1,267,712
FRANCE (5.2%)
Energy (0.7%)
TOTAL SA, ADR(b)	23,500	885,010
Financials (1.3%)
AXA SA	86,000	1,725,477
Industrials (2.2%)
Alstom SA(a)	30,202	1,682,950
Bouygues SA(a)	34,900	1,232,897
		2,915,847
Utilities (1.0%)
Veolia Environnement SA	60,100	1,376,746
Total France		6,903,080

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

GERMANY (4.9%)
Financials (1.4%)
Deutsche Boerse AG	10,100	$1,837,633
Health Care (0.9%)
Bayer AG	18,200	1,209,090
Information Technology (1.1%)
Infineon Technologies AG	54,500	1,389,498
Utilities (1.5%)
RWE AG	53,200	2,005,340
Total Germany		6,441,561
HONG KONG (1.2%)
Financials (1.2%)
Hong Kong Exchanges & Clearing Ltd.	33,500	1,595,040
INDONESIA (1.3%)
Communication Services (1.3%)
Tower Bersama Infrastructure Tbk PT	20,000,000	1,727,133
JAPAN (3.4%)
Financials (0.7%)
Mitsubishi UFJ Financial Group, Inc.	231,200	866,380
Health Care (1.1%)
Shionogi & Co. Ltd.	23,500	1,398,037
Real Estate (1.6%)
GLP J-REIT	1,300	2,168,308
Total Japan		4,432,725
LUXEMBOURG (0.9%)
Materials (0.9%)
ArcelorMittal SA(a)(b)	105,800	1,160,626
MEXICO (1.0%)
Utilities (1.0%)
Infraestructura Energetica Nova SAB de CV	415,500	1,232,217
NETHERLANDS (3.4%)
Consumer Staples (2.4%)
Heineken NV	18,000	1,743,744
Unilever NV	23,500	1,388,622
		3,132,366
Information Technology (1.0%)
ASML Holding NV	3,800	1,351,043
Total Netherlands		4,483,409

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

NORWAY (1.0%)
Communication Services (1.0%)
Telenor ASA	86,200	$1,332,547
SINGAPORE (0.9%)
Financials (0.9%)
Oversea-Chinese Banking Corp. Ltd.	190,700	1,194,499
SOUTH KOREA (1.5%)
Materials (1.5%)
LG Chem Ltd.	4,000	1,915,359
SPAIN (1.0%)
Industrials (1.0%)
Ferrovial SA	53,873	1,319,187
SWEDEN (0.9%)
Consumer Staples (0.9%)
Essity AB, Class B(a)	37,300	1,230,691
SWITZERLAND (4.9%)
Consumer Staples (1.4%)
Nestle SA	15,900	1,890,855
Financials (1.3%)
Zurich Insurance Group AG	4,500	1,664,112
Health Care (2.2%)
Novartis AG	15,100	1,243,745
Roche Holding AG	4,900	1,697,147
		2,940,892
Total Switzerland		6,495,859
TAIWAN (1.3%)
Information Technology (1.3%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,300	1,759,247
UNITED KINGDOM (7.5%)
Communication Services (1.6%)
Cineworld Group PLC	536,100	269,510
Vodafone Group PLC, ADR	120,200	1,827,040
		2,096,550
Energy (0.6%)
BP PLC, ADR(b)	36,600	806,664
Financials (0.7%)
Standard Chartered PLC	201,400	1,006,974
Health Care (2.4%)
AstraZeneca PLC, ADR	29,800	1,662,244

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Dechra Pharmaceuticals PLC	39,300	$1,462,482
		3,124,726
Industrials (0.5%)
Melrose Industries PLC	589,966	651,452
Information Technology (1.7%)
Avast PLC(c)	297,100	2,227,572
Total United Kingdom		9,913,938
UNITED STATES (47.4%)
Communication Services (2.7%)
Activision Blizzard, Inc.	22,000	1,817,860
Alphabet, Inc., Class C(a)(b)	1,200	1,779,552
		3,597,412
Consumer Discretionary (8.4%)
Aptiv PLC(b)	18,500	1,438,375
Dollar General Corp.(b)	10,000	1,904,000
Las Vegas Sands Corp.	22,800	994,992
Lowe's Cos., Inc.(b)	14,700	2,188,977
Target Corp.(b)	12,400	1,560,912
TJX Cos., Inc. (The)(b)	25,000	1,299,750
Whirlpool Corp.(b)	10,400	1,696,448
		11,083,454
Consumer Staples (2.2%)
Kraft Heinz Co. (The)	32,500	1,117,350
Mondelez International, Inc., Class A(b)	31,300	1,736,837
		2,854,187
Energy (2.6%)
EOG Resources, Inc.	26,400	1,236,840
Williams Cos., Inc. (The)	118,500	2,266,905
		3,503,745
Financials (5.3%)
Bank of America Corp.(b)	50,300	1,251,464
Blackstone Group, Inc. (The), Class A	18,200	969,696
Charles Schwab Corp. (The)	30,900	1,024,335
Citigroup, Inc.(b)	23,400	1,170,234
Goldman Sachs Group, Inc. (The)	6,500	1,286,740
Huntington Bancshares, Inc.	95,500	885,285
OneMain Holdings, Inc.	13,641	391,497
		6,979,251
Health Care (5.8%)
AbbVie, Inc.	20,396	1,935,784
Bristol-Myers Squibb Co.(b)	27,500	1,613,150
Eli Lilly & Co.	7,400	1,112,146
Medtronic PLC(b)	15,600	1,505,088
UnitedHealth Group, Inc.(b)	5,000	1,513,900
		7,680,068

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Industrials (4.0%)
Delta Air Lines, Inc.(b)	27,400	$684,178
FedEx Corp.(b)	12,800	2,155,520
Lockheed Martin Corp.	3,700	1,402,189
Norfolk Southern Corp.	5,100	980,271
		5,222,158
Information Technology (10.7%)
Apple, Inc.(b)	9,600	4,080,384
Broadcom, Inc.(b)	5,700	1,805,475
Cisco Systems, Inc.	33,300	1,568,430
Intel Corp.(b)	27,000	1,288,710
Microsoft Corp.(b)	13,400	2,747,134
NortonLifeLock, Inc.	60,100	1,289,145
TE Connectivity Ltd.(b)	14,700	1,309,329
		14,088,607
Real Estate (2.0%)
Digital Realty Trust, Inc.(b)	10,300	1,653,562
GEO Group, Inc. (The), REIT	90,500	962,015
		2,615,577
Utilities (3.7%)
Clearway Energy, Inc., Class A	40,800	934,728
CMS Energy Corp.(b)	19,500	1,251,510
FirstEnergy Corp.	36,100	1,046,900
NextEra Energy, Inc.(b)	6,100	1,712,270
		4,945,408
Total United States		62,569,867
Total Common Stocks		126,493,172
PREFERRED STOCKS (1.4%)
SOUTH KOREA (1.4%)
Information Technology (1.4%)
Samsung Electronics Co. Ltd.	44,300	1,850,313
Total Preferred Stocks		1,850,313
Total Long-Term Investments—97.3% (cost $113,105,020)		128,343,485
SHORT-TERM INVESTMENT—2.2%
UNITED STATES—2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(d)	2,947,488	2,947,488
Total Short-Term Investment—2.2% (cost $2,947,488)		2,947,488
Total Investments—99.5% (cost $116,052,508)		131,290,973
Other Assets in Excess of Liabilities—0.5%		652,186
Net Assets—100.0%		$131,943,159

(a)	Non-income producing security.
(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2020

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At July 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Euro
10/07/2020	Royal Bank of Canada	USD	3,035,888	EUR	2,700,000	$3,184,806	$(148,918)

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Notes to Portfolio of Investments (unaudited)

July 31, 2020

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund's Board of Directors. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Global Dynamic Dividend Fund